Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income taxes
Expire	¥ 432,759	¥ 361,627	¥ 278,215
Never expire	¥ 341,825	¥ 389,629	¥ 352,592